Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common Stock, Shares Authorized	200,000,000
Common stock, shares outstanding	22,495,954	12,532,070
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares issued		12,532,070